CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Sales	$ 1,147,923	[1]	$ 525,077	[1]	$ 448,313	[1]
Cost of sales	(1,042,146)		(505,825)		(409,317)
Gross profit	105,777		19,252		38,996
General and administrative expenses	(28,440)	[2]	(21,439)	[2]	(22,372)	[2]
Selling expenses	(2,666)		(3,919)		(3,702)
Research and development expenses	(1,364)		(2,297)		(4,723)
Impairment loss on goodwill			(2,951)
Total operating expenses	(32,470)		(30,606)		(30,797)
Income (loss) from operations	73,307		(11,354)		8,199
Other income, net	9,787		9,184		3,877
Interest income	2,112		2,728		1,462
Interest expense	(292)
Income before income tax	84,914		558		13,538
Income tax expenses	(17,299)		(972)		(3,672)
Income (loss) from continuing business, net of income tax	67,615		(414)		9,866
Income (loss) from discontinued business, net of income tax	(694)		919		5,140
Consolidated net income attributable to Nam Tai shareholders	66,921	[3]	505	[3]	15,006	[3]
Other comprehensive income
Consolidated comprehensive income attributable to Nam Tai shareholders	$ 66,921	[3]	$ 505	[3]	$ 15,006	[3]
Basic earnings (loss) per share:
Basic earnings (loss) per share from continuing business	$ 1.51		$ (0.01)		$ 0.22
Basic earnings (loss) per share from discontinued business	$ (0.02)		$ 0.02		$ 0.11
Basic earnings per share	$ 1.49		$ 0.01		$ 0.33
Diluted earnings (loss) per share:
Diluted earnings (loss) per share from continuing business	$ 1.49		$ (0.01)		$ 0.22
Diluted earnings (loss) per share from discontinued business	$ (0.01)		$ 0.02		$ 0.11
Diluted earnings per share	$ 1.48		$ 0.01		$ 0.33

[1]	The net sales have excluded the sales from the discontinued business of $86,108, $77,240 and $24,187 for the years ended December 31, 2010, 2011 and 2012, respectively.
[2]	General and administrative expenses include employee severance benefits of $656, $187 and $3,504 for the years ended December 31, 2010, 2011 and 2012, respectively.
[3]	"Nam Tai" refers to Nam Tai Electronics, Inc.